Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
9.	Financial assets at fair value through profit or loss

9.1.	Debt securities

	December 31, 2019	December 31, 2018
BCRA Liquidity Bills	3,984,496	9,825,872
Private securities - Corporate bonds	93,603	258,305
Government securities	51,871	1,465,712

TOTAL	4,129,970	11,549,889

9.2.	Derivatives
The Group uses derivatives, not designated in a qualifying hedge relationship, to manage its exposure of foreign currency and interest rate risks. The instruments used include interest rate swaps and forward contracts (net settled in pesos).
As of December 31, 2019, the Group has accounted for premiums from put options in respect of the Bank’s right to sell its equity interest in Prisma Medios de Pago S.A. to the buyer on December 30, 2021. Such option was measured at fair value, determined by management using a report prepared by independent appraisers (see Note 40).

	December 31, 2019	December 31, 2018
Foreign Currency Forwards	2,357,500	909,793
Put Options - Prisma Medios de Pago S.A.	685,000	—
Interest Rate Swaps	4,536	—

TOTAL	3,047,036	909,793

The notional amounts of the term and foreign currency forward transactions, stated in US Dollars (US$) and in Euros, as the case may be, as well as the notional amounts of interest rate swaps are reported below:

	December 31, 2019	December 31, 2018
Foreign Currency Forwards
Foreign currency forward sales - US$	620,956	760,615
Foreign currency forward purchases - US$	618,497	620,651
Foreign currency forward sales - Euros	1,804	5,463
Foreign currency forward purchases - Euros	35	—

Interest rate swaps
Fixed rate for floating rate	1,500,050	3,261,154
Floating rate for fixed rate	92,463	—
Definitions
:
Floating rate: BADLAR RATE, is the interest rate for time deposits over 1 (one) million pesos, for 30 to 35 days.

9.3.	Equity instruments

	December 31, 2019	December 31, 2018
Prisma Medios de Pago S.A. (1)	3,033,010	—
Mercado de Valores de Buenos Aires S.A.	80,375	38,030
BYMA-Bolsas y Mercados Argentinos S.A.	62,859	145,525
Investment Funds	976,577	628,720

TOTAL	4,152,821	812,275

(1)
This balance corresponds to the amount of 2,252,139 shares held in Prisma Medios de Pago S.A., representing 5.44% of such company’s capital stock. Said investment was recorded as an asset held for sale as of December 31, 2018 pursuant to the divestiture agreement with the
National Commission for the Defense of Competition dated November 2017. Such equity interest was measured at fair value, which management estimated using a report prepared by independent appraisers.

On February 1, 2019, the transfer of 2,344,064 registered, common shares with a nominal value of $ 1 each and one vote per share, owned by the Bank in Prisma Medios de Pago S.A. was made for the benefit AI Zenith (Netherlands) B.V. (company related to Advent International Global Private Equity).
In accordance with the provisions of the Offer for the purchase of those shares by AI Zenith (Netherlands) B.V., and accepted by the Bank, the total estimated price was USD 78,265,273, out of which, on February 1, 2019, the Bank received USD 46,457,210, and the unpaid balance shall be deferred over the following 5 (five) years and settle as follows: (i) 30% of that amount shall be paid in pesos, adjusted by Reference Stabilization Coefficient
-an
index based on
CPI-
(CER) at an annual nominal rate of 15% and (ii) 70% in US Dollars at an annual nominal rate of 10%.
On July 22, 2019, the Entity completed the assessment of the selling price of the shares. Such price amounts to USD 76,947,895.33. The difference between the final price and the estimated price was discounted from the outstanding balance; therefore, the Bank did not have to return the funds it had received.
 The selling terms include a put option, by which the Bank can sell the remaining interests in Prima Medios de Pago S.A. to the buyer on December 30, 2021.
The other payment conditions have remained unaltered.
As a consequence of this transaction, a profit of 3,821,089 was recognized in “Other operating income” as at December 31, 2019 (Note 34).